Related Party Transactions (Details Textual) - USD ($)		12 Months Ended
	Aug. 07, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 29, 2018
Related Party Transactions (Textual)
Percentage of shareholder of the Company				100.00%
Repurchased common stock, shares from 14 shareholders	36,000,000
Repurchased common stock aggregate price	$ 36,000
Shareholders contributed for working capital needs		$ 5,448	$ 68,641
Xiangdong Wen [Member]
Related Party Transactions (Textual)
Percentage of shareholder of the Company		17.20%
Zhen Fan [Member]
Related Party Transactions (Textual)
Percentage of shareholder of the Company		16.20%